Schedule II - Condensed Financial Information of Registrant - Statements of Comprehensive Income (Loss) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Other Income
Revenue	$ 24,579	$ 25,366	$ 104,889	$ 115,963	$ 103,488
Other income	626	698	2,768	2,671	2,615
Expenses
Operating expenses	4,279	4,160	18,789	16,509	18,468
Interest expense	686	711	2,971	2,852	2,925
Total expenses	23,399	28,353	125,379	117,673	103,726
Income tax expense (benefit)	0	(41)	(9,441)	208	6
Net income (loss)	1,001	(2,870)	(10,681)	(1,094)	595
Other Comprehensive Income
Other comprehensive income (loss)	$ 2,286	$ (7,287)	(16,093)	(3,022)	423
Parent Company
Revenue and Other Income
Revenue			5,170	18,852	13,010
Other income			190	2,900	483
Expenses
Operating expenses			14,365	12,736	14,459
Interest expense			2,816	2,852	2,925
Total expenses			17,181	15,588	17,384
Income (loss) before equity in earnings (losses) of subsidiaries and income tax expense (benefit)			(12,011)	3,264	(4,374)
Income tax expense (benefit)			(4,078)	156	(813)
Income (loss) before equity earnings (losses) of subsidiaries			(7,933)	3,108	(3,561)
Equity earnings (losses) in subsidiaries			(2,748)	(4,202)	4,156
Net income (loss)			(10,681)	(1,094)	595
Other Comprehensive Income
Other comprehensive income (loss)			(16,093)	(3,022)	423
Total Comprehensive income (loss)			(26,774)	(4,116)	1,018
Parent Company | Management fees from subsidiaries
Revenue and Other Income
Revenue			$ 4,980	$ 15,952	$ 12,527